ING's Restructuring	12 Months Ended
Dec. 31, 2017
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ING's Restructuring

50 ING’s Restructuring

In the course of the 2008 financial crisis ING accepted State Aid, which required ING to restructure and divest its insurance and investment management businesses. With the listing of Voya Financial, on the New York Stock Exchange, ING divested its US insurance and investment management business by March 2015. The sale of the final shares in NN Group, ING’s former European/Japanese insurance and investment management business, completed the restructuring in 2016.